Leases Leases - Summary of Lease Payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of leases [Abstract]
Principal lease payments	$ 315
Interest payments on leases	53
Payments for short-term leases	327
Payments for variable lease components	15
Payments for low value leases (12 months in duration)	1
Total lease payments	$ 711